UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

June 1, 2012  to       June 11, 2012

Commission File Number of Issuing entity:	811-21956

CORTS TRUST V FOR IBM DEBENTURES (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-133978

Structured Products Corp. (Exact name of depositor as specified in its charter)

Structured Products Corp. (Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)

13-3692801
____________________________________ (I.R.S. Employer Identification No.)

390 Greenwich St. New York, NY (Address of principal executive offices of issuing entity)	10013 (Zip Code)

(212) 723-4070 (Telephone number, including area code)
No Change (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

CorTS Trust V FOR IBM Debentures			[X]

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?YES        [X]      NO  _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated September 22, 2006, relating to the 6.40% Corporate-Backed Trust Securities (CorTS) Certificates (the “CorTS”) and the related Prospectus, dated September 19, 2006 (collectively, the “Prospectus”), of CorTS Trust V for IBM Debentures (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The CorTS were offered under the Prospectus.

PART II - OTHER INFORMATION

        ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Nothing to report.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

This current report on Form 10-D relates to the Final Distribution made to holders of the Certificates issued by the CorTS Trust V for IBM Debentures.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 June 11, 2012 Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 June 11, 2012 Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Products Corp.
(Registrant)

Date: June 11, 2012	By: /s/ Stanley Louie

Name: Stanley Louie
Title: Vice President, Finance Officer

EXHIBIT INDEX
Exhibit Number                       Description

Exhibit 99.1                               Distribution Statement